BENEFIT PLAN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Employees defer cost			$ 23,000		$ 22,500	$ 20,500
Defined contribution plan, maximum annual contributions per employee, percent			50.00%		50.00%
Defined contribution plan, employer matching contribution, percent			100.00%		100.00%
Employer contributions	$ 3,188	$ 2,967	$ 6,317	$ 5,825	$ 15,116	$ 11,164
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, maximum annual contributions per employee, percent			3.00%		3.00%